Subsequent Events	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Subsequent Events

NOTE 21 SUBSEQUENT EVENTS

On January 13, 2012, TDS shareholders approved certain amendments to the Restated Certificate of Incorporation of TDS (“Charter Amendments”).

These approved Charter Amendments include (a) a Share Consolidation Amendment to reclassify (i) each Special Common Share as one Common Share, (ii) each Common Share as 1.087 Common Shares, and (iii) each Series A Common Share as 1.087 Series A Common Shares, (b) a Vote Amendment to fix the percentage voting power in certain matters and (c) amendments to eliminate obsolete and inoperative provisions as more fully described in TDS' Current Report on Form 8-K dated January 24, 2012.

These approved Charter Amendments were effected on January 24, 2012 at which time each outstanding Special Common Share was reclassified as one Common Share and the Special Common Shares ceased to be outstanding and consequently ceased trading on the New York Stock Exchange under the symbol “TDS.S.”

As of January 24, 2012, immediately prior to the reclassification, there were outstanding 6,549,000 Series A Common Shares, 49,980,000 Common Shares, 47,012,000 Special Common Shares and 8,300 Preferred Shares. As of January 24, 2012 immediately following the reclassification, there were outstanding 7,119,000 Series A Common Shares, 101,340,000 Common Shares and 8,300 Preferred Shares.

As a result of the share reclassification, shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share, as of the beginning of all periods presented in this Form 10-K have been retroactively restated to reflect the impact of the increased shares outstanding.

TDS Consolidated Balance Sheet as of December 31, 2011 has also been retroactively adjusted to reflect the incremental shares issued to Common and Series A shareholders based on the closing price of TDS Common Shares as of December 31, 2011. As a result of the reclassification, an increase in Common Shares, Series A Common Shares and Capital in Excess of Par was offset by a corresponding decrease in Retained Earnings with no change to the overall amount of shareholders' equity.